TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2016	2015

Deferred tax assets:

Operating loss carryforward	$11,833	$12,309
Reserves and allowances	1,025	1,216

Total deferred tax asset before valuation allowance	12,858	13,525
Valuation allowance	(12,644)	(13,272)

Deferred tax assets	214	253
Deferred tax liabilities	(168)	(181)

Deferred taxes	$46	$72

Schedule of Loss (Income) from Operations before Taxes	Income (loss) before taxes is comprised as follows:
	Year ended December 31,
	2016	2015	2014

Domestic	$(3,808)	$(1,931)	$(2,258)
Foreign	350	774	2,557

	$(3,458)	$(1,157)	$299

Schedule of Income Tax Expense
Income tax expense (benefit) is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current tax expenses (benefit)	$116	$35	$737
Deferred tax expenses (benefit)	(127)	49	230

	(11)	$84	$967

Domestic	$-	$-	$-
Foreign	(11)	84	967

	$(11)	$84	$967

Shedule of Unrecognized tax benefits
The following table represents the amount of unrecognized tax benefits with respect to uncertain tax positions. The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

	Year ended December 31,
	2016	2015

Beginning balance	$448	$30

Change in unrecognized tax benefits with respect to uncertain tax positions:	95	418

Ending Balance	$543	$448